BUSINESS ACQUISITION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Winvest Group Ltd [Member]
Statement [Line Items]
Schedule of consideration paid

Common stock, 900,000 shares of the Company restricted common stock valued at $2.20 per share	$1,980,000
Net liabilities assumed	55,288
Fair value of total consideration paid	$2,035,288

Schedule of net assets acquired and liabilities assumed

Cash and cash equivalents	$29,241
Other current assets	2,637
Total assets	$31,878

Accounts payable	$26,916
Due to related party	60,250
Total liabilities	$87,166
Net liabilities assumed	$55,288

Winvest Groups Ltd [Member]
Statement [Line Items]
Schedule of consideration paid

Common stock, 900,000 shares of the Company restricted common stock valued at $2.20 per share	$1,980,000
Net liabilities assumed	55,288
Fair value of total consideration paid	$2,035,288

Schedule of net assets acquired and liabilities assumed

Cash and cash equivalents	$29,241
Other current assets	2,637
Total assets	$31,878

Accounts payable	$26,916
Due to related party	60,250
Total liabilities	$87,166
Net liabilities assumed	$55,288